Reserve for Unpaid Losses and Loss Adjustment Expenses (Details) $ in Millions	3 Months Ended
Dec. 31, 2024 USD ($)
Asbestos and Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Increase (Decrease) in Deferred Revenue	$ 62
Liability for Asbestos and Environmental Claims, Gross, Period Increase (Decrease)	203
Asbestos and Environmental | Maximum | Reinsurance Contract [Axis]: Asbestos and Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Reinsurance, Excess Retention, Amount Reinsured, Per Policy	1,500
Navigator's ADC
Liability for Claims and Claims Adjustment Expense [Line Items]
Increase (Decrease) in Deferred Revenue	58
Asbestos Issue
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	167
Environmental Issue
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	36
Property, Liability and Casualty Insurance Product Line
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	101
Supplemental Information for Property Casualty Insurance Underwriters Prior Year Claims and Claims Adjustment Expense, net of retroactive reinsurance benefit	97
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Liability for Claims and Claims Adjustment Expense [Line Items]
Increase (Decrease) in Deferred Revenue	4
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Catastrophe
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	(49)
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Asbestos and Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	141
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Change in Workers Compensation Discount Including Accretion
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	10
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | General Liability
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	130
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	0
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Package Business
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	0
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Property Insurance | P&C Commercial Lines
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	0
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Property Insurance | P&C Personal Lines
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	(13)
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Professional Liability Insurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	(20)
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Surety Product Line
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	(34)
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Assumed Reinsurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	0
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Automobiles | P&C Commercial Lines
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	21
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Automobiles | P&C Personal Lines
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	(17)
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Uncollectible Reinsurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	(19)
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Insurance, Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	17
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Workers' Compensation
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior Year Claims and Claims Adjustment Expense	$ (70)